Net Loss Per Share Attributable to Common Stockholders	3 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Earnings Per Share [Abstract]
Net Loss Per Share Attributable to Common Stockholders
11.	Net Loss Per Share Attributable to Common Stockholders

The following table summarizes the computation of basic and diluted net loss per share attributable to common stockholders of the Company (in thousands, except share and per share data):

	Three Months Ended March 31,
	2017	2016
Net loss attributable to common stockholders—basic and diluted	4,977	6,571

Weighted-average number of common shares—basic and diluted	20,850,494	20,830,555
Net loss per share attributable to common stockholders—basic and diluted	$(0.24)	$(0.32)

As of March 31, 2017 and 2016 the Company has excluded 1,611,321 and 1,915,709 potentially dilutive stock options outstanding, respectively, from the computation of diluted weighted average common shares outstanding, prior to the use of the treasury stock method or if-converted method, because including them would have had an anti- dilutive effect due to the losses reported.

As the Company incurred a net loss for the three months ended March 31, 2017 and March 31, 2016 there is no income allocation required under the two-class method or dilution attributed to weighted-average shares outstanding in the computation of diluted loss per share attributable to common stockholders.

15.	Net Loss Per Share Attributable to Common Stockholders

The following table summarizes the computation of basic and diluted net loss per share attributable to common stockholders of the Company (in thousands, except share and per share data):

	Year Ended December 31,
	2016	2015	2014
Net loss	$(26,268)	$(24,983)	$(15,834)
Accretion of convertible preferred stock to redemption value	—	(449)	—
Accrued dividends on convertible preferred stock	—	(3,871)	(2,824)

Net loss attributable to common stockholders—basic and diluted	(26,268)	(29,303)	(18,658)
Weighted-average number of common shares—basic and diluted	20,833,963	5,010,323	64,131
Net loss per share attributable to common stockholders—basic and diluted	$(1.26)	$(5.85)	$(291.00)

The following potentially dilutive securities outstanding, prior to the use of the treasury stock method or if-converted method, have been excluded from the computation of diluted weighted-average common shares outstanding, because including them would have had an anti-dilutive effect due to the losses reported.

	December 31,
	2016	2015	2014
Convertible preferred stock	—	7,921,490	5,599,939
Stock options	1,905,214	1,529,459	500,911

	1,905,214	9,450,949	6,100,850